Contingent liabilities and contingent assets (Tables)	6 Months Ended
Dec. 31, 2022
Contingent liabilities and contingent assets
Schedule of potential amount payable by type of condition and category of player

	First team
	squad	Other	Total
Type of condition	£’000	£’000	£’000
MUFC appearances/team success/new contract	83,369	13,222	96,591
International appearances	10,444	1,082	11,526
Awards	32,980	—	32,980
	126,793	14,304	141,097